LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Operating lease expense	$ 1,063,120	$ 1,769,250	$ 1,615,537
Weighted average remaining lease terms	12 years 4 months 17 days
Weighted average remaining discount rate percentage	5.79%